Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31, 2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted Average Amortization Period
	RMB	RMB	RMB	Years
Copyrights	5,174,694	(3,276,499)	1,898,195	3
Others	317,500	(144,917)	172,583	5

Total intangible assets	5,492,194	(3,421,416)	2,070,778

	December 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted Average Amortization Period
	RMB	RMB	RMB	Years
Copyrights	3,416,380	(2,019,608)	1,396,772	2
Others	177,500	(85,241)	92,259	5

Total intangible assets	3,593,880	(2,104,849)	1,489,031

Schedule of Estimated Aggregate Amortization Expense	The estimated aggregate amortization expense for each of the next five years is as follows:

December 31,	Amount
RMB
2014	1,034,683
2015	628,384
2016	274,631
2017	114,440
2018	18,640

Total	2,070,778